Material Events During the Reporting Period and Subsiquent Event	3 Months Ended
Mar. 31, 2023
Material Events During the Reporting Period and Subsiquent Event [Abstract]
MATERIAL EVENTS DURING THE REPORTING PERIOD AND SUBSIQUENT EVENT

NOTE 5 – MATERIAL EVENTS DURING THE REPORTING PERIOD AND SUBSIQUENT EVENT

A.	On June 12, 2023, the company repaid the seller’s loan on the Pecan Ranch North property, the balance of which at that time was approximately $2.8 million. The company repaid the loan as stated above by receiving a loan from a third-party lender in the amount of approximately 2.9 million dollars, bearing a weighted annual interest rate of 14.4%, for a period of one year.

B.	On July 5, 2023, the company extended the loan from a third-party lender on the Maple Reserve, LLC property for a period of another year with a loan with an annual interest rate of 12.75%.

C.	On Aug 4th, 2023, the Company through one of its subsidiaries entered into a purchase and sale agreement to sell approximately 385 acres located in the greater Houston market.

The agreement includes an inspection period and a closing date on or before Dec 31st, 2023. Note, that during the inspection period Purchaser can terminate the agreement for any reason.